Finance Expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
Borrowing costs [abstract]
Capitalization rates	2.39%	2.34%	2.25%
Maximum
Borrowing costs [abstract]
Capitalization rates	4.94%	4.28%	3.86%